ALSTON&BIRD LLP

601 Pennsylvania Avenue, N.W.

North Building, 10th Floor

Washington, DC 20004-2601

202-756-3300

Fax: 202-756-3333

www.alston.com

David E. Brown, Jr.	Direct Dial: 202-756-3345	E-mail: dbrown@alston.com

February 3, 2005

Jeffrey Riedler

Assistant Director

Division of Corporate Finance

U.S. Securities and Exchange Commission

Mail Stop 03-09

450 Fifth Street, N.W.

Washington, DC 20549

Re:	UnumProvident Corporation Registration Statement on Form S-3, filed December 30, 2004 File No. 333-121758

Dear Mr. Riedler:

In response to comments contained in a letter dated January 25, 2005 (the “January 25 Comment Letter”) from the staff of the Securities and Exchange Commission (the “Commission”), UnumProvident Corporation (“UnumProvident”) has today filed a revised registration statement via the EDGAR System of the Commission.

The staff’s comments and UnumProvident’s responses to these comments are set forth below and are keyed to the sequential numbering of the comments in the January 25 Comment Letter and to the headings used in that letter.

Form S-3

Fee Table

1.	We note your reference to delayed delivery contracts in footnote 1 to the fee table. Please list the delayed delivery contracts as separately registered securities in the fee table.

We have revised the fee table on the cover page of the registration statement in response to the staff’s comment.

Jeffrey Riedler

U.S. Securities and Exchange Commission

February 3, 2005

Plan of Distribution, page 43

2.	Please more fully disclose the terms of the delayed delivery contracts in the registration statement. In your disclosure, please indicate whether these contracts contain a definite fixed price and quantity term. Please also describe any “market outs” or other conditions that may exist.

We have revised the disclosure language regarding delayed delivery contracts on page 44 of the registration statement in response to the staff’s comment.

Please note that, in connection with the filing today of UnumProvident’s revised registration statement, we have submitted an acceleration request letter to the Commission. We have requested that the Commission accelerate the effective date of UnumProvident’s registration statement and declare the registration statement, as amended, effective as of 12:00 p.m., Washington, D.C. time, on February 7, 2005, or as soon thereafter as practicable.

We appreciate the staff’s consideration of UnumProvident’s revised registration statement. If you have any questions or need any additional information regarding this matter, please do not hesitate to contact me at 202-756-3345 or Kate Kling at 202-756-3310.

Sincerely,

/s/ David E. Brown, Jr.

David E. Brown, Jr.

cc:	Anne H. Nguyen Susan N. Roth (UnumProvident Corporation) Kathryn C. Kling (Alston & Bird LLP) William G. Farrar (Sullivan & Cromwell LLP)